Subsequent Events (Details Narrative) - $ / shares		9 Months Ended
	Feb. 07, 2020	Sep. 30, 2020
Options exercised		100,000
Subsequent Event [Member]
Options exercised	100,000
Options exercised per share	$ 0.054